Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury stock	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Balance beginning of year at Dec. 31, 2019		$ 3,054,563	$ (8,662)	$ 2,627,441	$ (20,491)	$ (2,228,001)		$ 59,304
Shares issued upon exercise of share options, for cash		3,559
Shares issued upon exercise of performance share units		0
Transfer of contributed surplus on exercise of options		1,267
Shares issued to the public, net of share issuance costs		85,255
Shares issued on acquisition of QMX Gold Corporation		0
Purchase of treasury stock			(3,550)
Shares redeemed upon exercise of restricted share units			760	(760)
Share-based payment arrangements				8,422
Acquisition of non-controlling interest, without change in control				4,172				(11,672)
Shares redeemed upon exercise of performance share units				0
Transfer to share capital on exercise of options				(1,267)
Non-reciprocal capital contribution to Deva				0				0
Other comprehensive earnings (loss) for the year attributable to shareholders of the Company	$ (1,331)				(1,331)
Net (loss) earnings attributable to shareholders of the Company	124,795					124,795
Earnings (loss) attributable to non-controlling interests	(7,180)							(7,180)
Contributions from non-controlling interests								421
Balance end of year at Dec. 31, 2020	3,687,045	3,144,644	(11,452)	2,638,008	(21,822)	(2,103,206)	$ 3,646,172	40,873
Shares issued upon exercise of share options, for cash		1,738
Shares issued upon exercise of performance share units		1,202
Transfer of contributed surplus on exercise of options		684
Shares issued to the public, net of share issuance costs		11,411
Shares issued on acquisition of QMX Gold Corporation		65,647
Purchase of treasury stock			0
Shares redeemed upon exercise of restricted share units			1,163	(1,163)
Share-based payment arrangements				8,461
Acquisition of non-controlling interest, without change in control				0				0
Shares redeemed upon exercise of performance share units				(1,202)
Transfer to share capital on exercise of options				(684)
Non-reciprocal capital contribution to Deva				(27,961)				27,961
Other comprehensive earnings (loss) for the year attributable to shareholders of the Company	917				917
Net (loss) earnings attributable to shareholders of the Company	(136,020)					(136,020)
Earnings (loss) attributable to non-controlling interests	314							314
Contributions from non-controlling interests								409
Balance end of year at Dec. 31, 2021	$ 3,639,922	$ 3,225,326	$ (10,289)	$ 2,615,459	$ (20,905)	$ (2,239,226)	$ 3,570,365	$ 69,557